CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net Income	$ 10,291,137	$ 8,613,146	$ 8,172,458	$ 6,546,880
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Prepaid leases amortized in current period	2,337,718	1,643,982	2,277,696	1,559,755
Depreciation and amortization	832,836	828,619	1,120,409	1,080,450
Changes in current assets and current liabilities:
Accounts receivable	(4,879,858)	(1,869,688)	0	1,585
Inventory	814,946	996,596	(422,011)	49,280
Advance payments	(6,647)	(49,275)	12,584	176,355
Prepaid leases	(8,505,396)	(9,247,469)	(9,281,984)	(12,829,661)
Other current assets	(387,666)	(16,372)	3,976	15,408
Accounts payable and accrued expenses	145,742	53,418	(356,021)	159,769
Customer deposits	1,522,508	(1,406,768)	(1,412,136)	1,392,424
Other current liabilities	27,854	21,173	(4,731)	(506,184)
Net cash provided by (used in) operating activities	2,193,174	(432,638)	110,240	(2,353,939)
Cash flows from investing activities:
Acquisition of property and equipment	(43,038)	(94,704)	(83,170)	(227,283)
Addition to construction in progress			(16,182)	(133,024)
Net cash used in investing activities	(43,038)	(94,704)	(99,352)	(360,307)
Cash flows from financing activities:
Restricted cash	0	279,755	280,823	(134,496)
Proceeds from short-term bank loans	5,542,680	5,435,240	5,455,980	4,161,449
Repayment of short-term bank loans	(5,542,680)	(4,204,318)	(4,220,361)	(1,218,371)
Repayment of long-term bank loans			0	(791,150)
Proceeds from related parties, net	577,762	98,935	562,850	270,936
Net cash provided by financing activities	577,762	1,609,612	2,079,292	2,288,368
Effect of exchange rate on cash and cash equivalents	14,129	24,267	(32,705)	(4,164)
Net increase (decrease) in cash and cash equivalents	2,742,027	1,106,537	2,057,475	(430,042)
Cash and cash equivalents - beginning of period	2,408,520	351,045	351,045	781,087
Cash and cash equivalents - ending of period	5,150,547	1,457,582	2,408,520	351,045
Supplemental disclosure of cash flow information:
Cash paid for interest	229,741	217,921	302,411	309,478
Supplemental schedule of non-cash activities
Conversion of shareholder payable to additional paid in capital			$ 0	$ 307,720